Warrants reserve (Details 1)	9 Months Ended
May 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
[custom:WarrantsOutstanding-0] | shares	36,190,769
[custom:InvestmentWarrantsExercisePrice1] | $ / shares	$ 0.62
Private Placement Financing Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
[custom:WarrantsOutstanding-0] | shares	16,461,539
[custom:InvestmentWarrantsExercisePrice1] | $ / shares	$ 0.80
Warrants expiry date	February 11, 2026
Private Placement Financing Broker Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
[custom:WarrantsOutstanding-0] | shares	1,152,307
[custom:InvestmentWarrantsExercisePrice1] | $ / shares	$ 0.80
Warrants expiry date	February 11, 2026
Private Placement Financing Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
[custom:WarrantsOutstanding-0] | shares	17,948,718
[custom:InvestmentWarrantsExercisePrice1] | $ / shares	$ 0.44
Warrants expiry date	January 26, 2027
Private Placement Financing Placement Agent Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
[custom:WarrantsOutstanding-0] | shares	628,205
[custom:InvestmentWarrantsExercisePrice1] | $ / shares	$ 0.44
Warrants expiry date	January 26, 2027